Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2021
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund(Standard and Service Class)Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”) is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fee Waiver was restated to reflect the current fee waiver of the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waivervfor the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund operates under a “fund of funds” structure. Lincoln Investment Advisors Corporation (the “Adviser”) serves as the investment adviser to the Fund. The Fund’s underlying funds are iShares exchange-traded funds (the “Underlying ETFs”) sub-advised by BlackRock Investment Management, LLC (“BlackRock” or the “Sub-Adviser”). The Fund also seeks to stabilize its overall portfolio volatility and reduce downside exposure with a risk management strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.The Fund, under normal circumstances, invests substantially all of its assets in Underlying ETFs or financial instruments that provide exposure to such Underlying ETFs. The Underlying ETFs, in turn, invest in equity (stocks) and/or fixed income (bonds) securities.Underlying ETF Allocation Strategy. Under normal circumstances, approximately 70% of the Fund’s Underlying ETF assets are invested primarily in equity securities (stocks) and approximately 30% of the Fund’s Underlying ETF assets are invested primarily in fixed income securities (bonds).BlackRock develops the Fund’s asset allocation strategy based on the Fund’s investment objective. The Fund’s largest allocation is to Underlying ETFs that invest primarily in domestic and foreign equity securities, including securities of small- and medium-capitalization companies and those with growth and value characteristics. Small-capitalization companies generally include companies with market capitalizations similar to those within the Russell 2000® Index or a similar broad-based index, and medium-capitalization companies generally include companies with market capitalizations similar to those within the Russell MidCap® Index or a similar broad-based index. The foreign equity securities held by the Underlying ETFs may include companies in emerging markets. The Fund normally maintains investment exposure to at least three countries outside of the U.S. Typically, the Fund invests in a larger number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.A smaller allocation is made to Underlying ETFs that invest primarily in domestic and foreign fixed income securities, including mortgage-backed securities, high yield securities (otherwise known as “junk” bonds), and securities backed by the U.S. Treasury.The financial instruments that are intended to provide exposure similar to the exposure to the Underlying ETFs may include, among other instruments, futures, options, swaps, structured notes and other derivatives. As a result of the Fund’s use of futures, options, swaps, structured notes and other derivatives, the Fund may also hold U.S. Treasury, short term, or other fixed income investments, including loans and notes to address regulatory requirements.On at least an annual basis, the Sub-Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying ETFs from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying ETFs to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market. The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying ETF selection is made based on the Fund’s particular asset allocation strategy, the Adviser’s desired asset class exposures, and the investment styles and performance of the Underlying ETFs. The Adviser also considers the portfolio characteristics and risk profile for each Underlying ETF over various periods and market environments to assess each Underlying ETF’s suitability as an investment for the Fund.Risk Management Strategy. Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) implements the Fund’s risk management strategy. Although up to 20% of the Fund’s net assets may be used to implement the risk management strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of Fund assets not invested in Underlying Funds in exchange-traded futures or options contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman also may use interest rate futures as part of the risk management strategy.The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures or options contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures or options contracts on that basis. Futures or options contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.Milliman selects individual futures or options contracts on indices of domestic and foreign markets that it believes are highly correlated to the Fund’s investment exposure. Milliman primarily will buy or sell (short) futures or options contracts on these indices to decrease the Fund’s aggregate economic exposure (from both Underlying Funds and exchange-traded futures or options) based upon Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. Interest rate futures also may be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures or options and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures or options could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.•Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.•Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund will not meet their investment objectives which may negatively affect the Fund’s performance. In addition, the Fund indirectly will pay a proportional share of the fees and expenses of an Underlying Fund.•Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.•Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.•Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.•Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.•Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.•Exchange-Traded Fund (“ETF”) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.•Small- and Medium-Cap Companies Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.•Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.•Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.•Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.•Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).•Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.•Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.•Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.•Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.•Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.•Derivatives Risk. Derivatives, such as futures, forwards, options, swaps, structured securities and other instruments are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments that involve a small initial investment relative to the risk assumed may be considered to be “leveraged,” which can magnify or otherwise increase investment losses.•Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.•Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on Milliman’s ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the risk management strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Milliman seeking to manage currency risk could result in losses if currencies do not perform as expected.•Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.•Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.•Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics (such as the novel coronavirus), have been and can be highly disruptive to economies and markets.•Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard and Service Classes investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.The bar chart shows performance of the Fund's Standard and Service Classes shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows: (a) how the Fund's Standard and Service Classes investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance of the Fund's Standard and Service Classes shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly ReturnQ1 20197.81%Lowest Quarterly ReturnQ1 2020(10.55%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended 12/31/20
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	*The BlackRock Global Growth ETF Allocation Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 30% Bloomberg Barclays U.S. Aggregate Bond Index, 22% S&P 500® Index, 19% MSCI USA Minimum Volatility Index, 13% MSCI EAFE Minimum Volatility Index, 6% MSCI Emerging Markets Minimum Volatility Index, 5% S&P 400® Index and 5% Russell 2000® Index. The BlackRock Global Growth ETF Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. The performance of the BlackRock Global Growth ETF Allocation Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund | Standard Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%	[1]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2],[3]
Total Annual Fund Operating Expenses (After Fee Waiver)	rr_NetExpensesOverAssets	0.42%
1 year	rr_ExpenseExampleYear01	$ 43
3 years	rr_ExpenseExampleYear03	137
5 years	rr_ExpenseExampleYear05	240
10 years	rr_ExpenseExampleYear10	$ 541
2017	rr_AnnualReturn2017	14.35%
2018	rr_AnnualReturn2018	(3.01%)
2019	rr_AnnualReturn2019	18.06%
2020	rr_AnnualReturn2020	1.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.55%)
1 year	rr_AverageAnnualReturnYear01	1.98%
Since Inception	rr_AverageAnnualReturnSinceInception	6.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2016
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund | Service Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[1]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2],[3]
Total Annual Fund Operating Expenses (After Fee Waiver)	rr_NetExpensesOverAssets	0.77%
1 year	rr_ExpenseExampleYear01	$ 79
3 years	rr_ExpenseExampleYear03	248
5 years	rr_ExpenseExampleYear05	432
10 years	rr_ExpenseExampleYear10	$ 965
1 year	rr_AverageAnnualReturnYear01	1.62%
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2016
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.51%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund | BlackRock Global Growth ETF Alloc Composite (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.72%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.72%	[4]

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include AFFE.
[2]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.005% of the Fund's average daily net assets. The agreement will continue through at least April 30, 2022 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
[3]	The Fee Waiver was restated to reflect the current fee waiver of the Fund.
[4]	The BlackRock Global Growth ETF Allocation Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 30% Bloomberg Barclays U.S. Aggregate Bond Index, 22% S&P 500® Index, 19% MSCI USA Minimum Volatility Index, 13% MSCI EAFE Minimum Volatility Index, 6% MSCI Emerging Markets Minimum Volatility Index, 5% S&P 400® Index and 5% Russell 2000® Index. The BlackRock Global Growth ETF Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. The performance of the BlackRock Global Growth ETF Allocation Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.